Taxes - Additional Information (Details) - USD ($)				12 Months Ended
	Jul. 17, 2017	Jan. 01, 2013	Jan. 01, 2008	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance				$ 4,426,306	$ 2,389,719
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount				2,036,587	707,013	$ 1,212,303
Income Tax Holiday, decreased foreign taxes				$ 381,033	$ 158,424	$ 899,503
Benefit of the tax holidays on net income (loss) per share (basic and diluted)				$ 0.01	$ 0.01	$ 0.03
Income tax rate (as a percent)				25.00%	25.00%	25.00%
Tantech Bamboo [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			15.00%
Income tax rate (as a percent)			15.00%
Tantech Energy [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		15.00%
Income tax rate (as a percent)		15.00%
Tantech Energy [Member] | Shangchi Automobile [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
Income tax rate (as a percent)	15.00%